Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Abstract]
Cash flow projections rate		13.50%
Terminal growth rate		3.00%
Impairment losses related to goodwill		$ 4,382,926
Intangible assets	$ 3,105,507	$ 1,450,781